ACQUISITION OF SUBSIDIARIES (Tables)	12 Months Ended
Mar. 31, 2026
Matter DKApS [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF INFORMATION ABOUT BUSINESS COMBINATIONS

Considerations transferred

USD
Consideration Shares issued	17,380,331
Consideration Shares to be issued	3,067,109
Total	20,447,440

Assets acquired and liabilities recognized at the date of acquisition on provisional basis

USD
Intangible asset– technology	2,510,000
Intangible asset – customer relationship	240,000
Trade receivables, net	107,740
Other receivables, deposit and prepayment	134,501
Contract assets	97,672
Cash and cash equivalents	5,585
Trade payable	(1,041,128)
Other payables and accruals	(823,725)
Loans from the Company prior to the acquisition	(768,620)
Deferred revenue	(261,351)
Deferred tax liabilities	(605,000)
(404,326)

SCHEDULE OF GOODWILL ARISING ON ACQUISITION	Goodwill arising on acquisition
USD
Consideration transferred	20,447,440
Less: recognized amounts of net assets acquired	404,326
Goodwill arising on acquisition	20,851,766

SCHEDULE OF NET CASH FLOW ON ACQUISITION	Net cash inflow on acquisition
USD
Cash and cash equivalents acquired	5,585

Remedy project limited [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF INFORMATION ABOUT BUSINESS COMBINATIONS

Considerations transferred

USD
Ordinary shares issued on TRP Acquisition’s closing date	3,789,999
Ordinary shares issued on March 27, 2026	947,500
Ordinary shares to be issued 18 months after TRP Acquisition’s closing date	947,500
Total	5,684,999

Assets acquired and liabilities recognized at the date of acquisition on provisional basis

USD
Intangible asset– customer relationship	270,000
Trade receivables, net	122,912
Other receivables, deposit and prepayment	5,356
Due from a related company	922
Cash and cash equivalents	33,039
Trade payable	(2,446)
Other payables and accruals	(1,091)
Deferred revenue	(280,867)
Deferred tax liabilities	(44,550)
103,275

SCHEDULE OF GOODWILL ARISING ON ACQUISITION	Goodwill arising on acquisition
USD
Consideration transferred	5,684,999
Less: recognized amounts of net assets acquired	(103,275)
Goodwill arising on acquisition	5,581,724

SCHEDULE OF NET CASH FLOW ON ACQUISITION	Net cash inflow on acquisition
USD
Cash and cash equivalents acquired	33,039

Plan A Earth gmbH [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF INFORMATION ABOUT BUSINESS COMBINATIONS

Considerations transferred

USD
Cash consideration	3,519,098
Ordinary shares issued	17,338,418
Total	20,857,516
Assets acquired and liabilities recognized at the date of acquisition on provisional basis

USD
Intangible asset– technology	2,020,000
Intangible asset – brand name	1,800,000
Intangible asset – customer relationship	200,000
Trade receivables, net	342,071
Other receivables, deposit and prepayment	351,946
Tax receivables	14,240
Cash and cash equivalents	970,683
Trade payable	(20,043)
Other payables and accruals	(703,241)
Deferred revenue	(1,020,319)
Deferred tax liabilities	(1,213,035)
2,742,302

SCHEDULE OF GOODWILL ARISING ON ACQUISITION	Goodwill arising on acquisition
USD
Consideration transferred	20,857,516
Less: recognized amounts of net assets acquired	(2,742,302)
Goodwill arising on acquisition	18,115,214

SCHEDULE OF NET CASH FLOW ON ACQUISITION	Net cash outflow on acquisition
USD
Cash consideration paid	3,519,098
Less: Cash and cash equivalents acquired	(970,683)
2,548,415